On behalf of SunAmerica Senior Floating Rate Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are eXtensible Business Reporting Language exhibits containing interactive data format risk/return summary information contained in the supplement to the Prospectus dated May 1, 2014, as supplemented June 17, 2014 pursuant to Rule 497(e).  (SEC Accession No. 0001193125-14-239372).